THE FIXED AND VARIABLE ANNUITY

                                    issued by

                         RBC VARIABLE ANNUITY ACCOUNT A

                                       and

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA


                         SUPPLEMENT DATED May 1, 2006 TO
                          PROSPECTUS DATED May 1, 2006


         The following supplements and/or replaces certain information regarding the underlying funds for the Fixed and Variable Annuity offered by Business Men's Assurance Company of America.

         The investment portfolios described in the prospectus are available (as indicated) for new money, additional purchase payments, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

         The following investment portfolios are not available for new money, additional purchase payments, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

THE ALGER AMERICAN FUND (Class O Shares)
     Managed By Fred Alger Management, Inc.
         Alger American Growth Portfolio
         Alger American Leveraged AllCap Portfolio
         Alger American MidCap Growth Portfolio

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
     Managed By The Dreyfus Corporation
         Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)


Please see the fund prospectuses for information regarding the investment portfolios, including a discussion of the investment objectives, policies, restrictions and risks and the fees and expenses of each investment portfolio.



                         CONDENSED FINANCIAL INFORMATION

         Accumulation Unit Value History--The following schedule includes Accumulation Unit values for the periods shown for the investment portfolios listed. This data has been extracted from the Separate Account's audited December 31, 2005 financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes that are included in the Statement of Additional Information.

Contracts with 1.75% Coverage Charge


                                                                                    Year               Period
                                                                                    Ended              Ended
                                                                                12/31/2005          12/31/2004(1)
AIM VARIABLE INSURANCE FUNDS
     AIM V.I. Core Stock Sub-Account(2)(3)
         Unit value at beginning of period                                         $10.48             $10.00
         Unit value at end of period                                               $10.66             $10.48
         No. of accumulation units outstanding at end of period                     322                    0

THE ALGER AMERICAN FUND:
     Growth Sub-Account
         Unit value at beginning of period                                         $11.05             $10.00
         Unit value at end of period                                               $11.41             $11.05
         No. of accumulation units outstanding at end of period                     173                    0
     Leveraged AllCap Sub-Account
         Unit value at beginning of period                                         $10.36             $10.00
         Unit value at end of period                                               $11.67             $10.36
         No. of accumulation units outstanding at end of period                      0                  0
     MidCap Growth Sub-Account
         Unit value at beginning of period                                         $10.35             $10.00
         Unit value at end of period                                               $11.95             $10.35
         No. of accumulation units outstanding at end of period                      692                  0

DREYFUS VARIABLE INVESTMENT FUND:
     Dreyfus VIF Disciplined Stock Sub-Account
         Unit value at beginning of period                                         $10.71             $10.00
         Unit value at end of period                                               $11.19             $10.71
         No. of accumulation units outstanding at end of period                      37                   0


Contracts with 2.00% Coverage Charge

                                                                                    Year               Period
                                                                                    Ended              Ended
                                                                                12/31/2005          12/31/2004(1)

AIM VARIABLE INSURANCE FUNDS
     AIM V.I. Core Stock Sub-Account(2)(3)
         Unit value at beginning of period                                         $10.50             $10.00
         Unit value at end of period                                               $10.62             $10.50
         No. of accumulation units outstanding at end of period                       0                  0

THE ALGER AMERICAN FUND:
     Growth Sub-Account
         Unit value at beginning of period                                         $11.07             $10.00
         Unit value at end of period                                               $11.37             $11.07
         No. of accumulation units outstanding at end of period.                      0                  0
     Leveraged AllCap Sub-Account
         Unit value at beginning of period                                         $10.37             $10.00
         Unit value at end of period                                               $11.62             $10.37
         No. of accumulation units outstanding at end of period                       0                  0
     MidCap Growth Sub-Account
         Unit value at beginning of period                                         $10.37             $10.00
         Unit value at end of period                                               $11.90             $10.37
         No. of accumulation units outstanding at end of period                     758                    0

DREYFUS VARIABLE INVESTMENT FUND:
     Dreyfus VIF Disciplined Stock Sub-Account
         Unit value at beginning of period                                         $10.73             $10.00
         Unit value at end of period                                               $11.16             $10.73
         No. of accumulation units outstanding at end of period                       0                  0


(1) Unit values shown above are for the period commencing June 4, 2004 and ending December 31, 2004.

(2) Formerly known as INVESCO VIF - Core Equity Sub-Account. Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.

(3) Effective May 1, 2006, AIM V.I. Core Stock Fund merged into AIM V.I. Core Equity Fund.